Earnings per share, textuals (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested shares granted under the company's incentive plan	361,442	13,334	79,998	146,662
Dividends declared and paid during the period	$ 7,534	$ 29,674	$ 28,545